SELLING AND MARKETING EXPENSES:	12 Months Ended
Dec. 31, 2022
SELLING AND MARKETING EXPENSES:
SELLING AND MARKETING EXPENSES:	NOTE 22 — SELLING AND MARKETING EXPENSES:

	December 31,	December 31,	December 31,
	2022	2021	2020

Salaries and related expenses	2,335	1,752	1,088
Total	2,335	1,752	1,088